Related Party Disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	£ 26	£ 21	£ 24
Key management personnel compensation post-employment benefits	4	4	5
Key management personnel compensation share-based payments	23	18	16
Key management personnel compensation - total	53	43	45
Salary; fees; benefits; incentives
– salary	2,356	2,211	2,122
– fees	1,664	1,772	1,702
– taxable benefits	1,055	846	709
– short-term incentives	4,791	5,031	4,689
– long-term incentives	4,420	5,300	10,192
Sub-total	14,286	15,160	19,414
Pension; other emoluments
– pension	686	921	612
– other emoluments	47	50	50
Sub-total	733	971	662
Total emoluments	15,019	16,131	20,076
Executive Directors [Member]
Salary; fees; benefits; incentives
– salary	2,356	2,211	2,122
– taxable benefits	608	427	385
– short-term incentives	4,791	5,031	4,689
– long-term incentives	4,420	5,300	10,192
Sub-total	12,175	12,969	17,388
Pension; other emoluments
– pension	686	921	612
– other emoluments	47	50	50
Sub-total	733	971	662
Total emoluments	12,908	13,940	18,050
Chairman [Member]
Salary; fees; benefits; incentives
– fees	695	680	660
– taxable benefits	137	116	129
Sub-total	832	796	789
Pension; other emoluments
Total emoluments	832	796	789
Non-Executive Directors [Member]
Salary; fees; benefits; incentives
– fees	969	1,092	1,042
– taxable benefits	310	303	195
Sub-total	1,279	1,395	1,237
Pension; other emoluments
Total emoluments	£ 1,279	£ 1,395	£ 1,237